UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
August 1, 2006 to August 31, 2006
Commission File Number of issuing entity: 333-127967-01
HYUNDAI AUTO RECEIVABLES TRUST 2006-A
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-127967
HYUNDAI ABS FUNDING CORPORATION
(Exact name of depositor as specified in its charter)
HYUNDAI MOTOR FINANCE COMPANY
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
33-0978453
(I.R.S. Employer Identification No.)
10550 TALBERT AVENUE
FOUNTAIN VALLEY, CALIFORNIA 92708
(Address of principal executive offices of the issuing entity)
(714) 594-1579
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of Exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Asset-backed Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2006-A are set forth in the attached Monthly Servicer’s Report.
PART II — OTHER INFORMATION
Item 9. Exhibits.
     99.1 Monthly Servicer’s Report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 18, 2006	HYUNDAI ABS FUNDING CORPORATION (Depositor)
	By:	/s/ Min Sok Randy Park
		Name:	Min Sok Randy Park
		Title:	Vice President and Secretary

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Report for the period from August 1, 2006 to August 31, 2006.